LONG-TERM DEBT AND CREDIT FACILITY - Credit Facilities (Details)	Dec. 31, 2020 USD ($)	Feb. 26, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 15, 2018 USD ($) oz	Dec. 14, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, accordion feature, increase limit				$ 100,000,000
Leasing borrowing capacity provided				250,000,000
Outstanding borrowing amount	$ 1,700,000		$ 400,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 500,000,000		$ 500,000,000	$ 250,000,000
Gold prepay arrangement (in ounces) | oz				225,000
Credit Facility Due 2024
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 472,000,000
Letters of credit
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount	$ 1,700,000		$ 400,000